Other Current Assets - Summary of Other Current Assets (Detail) - EUR (€) € in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other assets [abstract]
Research tax credit	€ 16,802	€ 10,829	€ 9,200
Other tax claims	3,517	4,292
Other receivables	2,391	1,745
Prepaid expenses	5,474	4,265
Total	€ 28,183	€ 21,131